Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000202324
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.13%)	2.26%	2.82%
C000202325
Average Annual Return [Line Items]
Average Annual Return, Percent	1.30%	2.32%	2.62%
Without Sales Load [Member] | C000202326
Average Annual Return [Line Items]
Average Annual Return, Percent	3.25%	3.34%	3.49%
Without Sales Load [Member] | C000202324
Average Annual Return [Line Items]
Average Annual Return, Percent	2.99%	3.10%	3.24%
Without Sales Load [Member] | C000202325
Average Annual Return [Line Items]
Average Annual Return, Percent	2.27%	2.32%	2.62%
Without Sales Load [Member] | C000202327
Average Annual Return [Line Items]
Average Annual Return, Percent	3.33%	3.42%	3.58%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.60%	(1.91%)	0.25%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.60%	(1.91%)	0.25%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.60%	(1.91%)	0.25%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.60%	(1.91%)	0.25%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	3.82%	3.59%	2.37%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	3.82%	3.59%	2.37%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	3.82%	3.59%	2.37%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	3.82%	3.59%	2.37%